Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Estimated Fair Values of Options Granted

The estimated fair values of options granted during 2011 and 2012 range from $1.07 to $3.09, and were calculated using the following assumptions:

	2011	2012
Dividend yield	0.00%	0.00%
Expected volatility	38.58% to 41.18%	32.36% to 38.59%
Risk free interest rate	0.57% to 1.88%	0.40% to 0.77%
Expected life, in years	3.63 to 4.83	3.75 to 5.00

Summary of Option Activity

The following table summarizes option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at January 2, 2011	—	$—
Granted	10,140,240	3.33
Forfeited	(558,228)	3.33

Outstanding at January 1, 2012	9,582,012	3.33

Exercisable—January 1, 2012	2,400,486	3.33	6.35	$6,455

Vested/Expected to vest—January 1, 2012	9,582,012	3.33	6.35	$25,767

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	9,582,012	$3.33
Granted	2,609,200	6.32
Forfeited	(398,222)	3.97
Exercised	(220,000)	3.33		$592

Outstanding at December 30, 2012	11,572,990	3.99	5.65	$59,688

Exercisable—December 30, 2012	5,743,320	3.61	5.45	$31,849

Vested/Expected to vest—December 30, 2012	11,533,489	3.98	5.65	$59,639

Summary of Equity-Based Compensation Expense

Equity-based compensation expense was as follows:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Cost of sales, buying and occupancy	$—	$269	$502
Direct store expenses	—	134	127
Selling, general and administrative expenses	111	3,371	4,024

Total equity-based compensation expense	$111	$3,774	$4,653

Summary of Equity-Based Compensation Expense

Equity-based compensation expense was reflected in the consolidated statements of operations as follows:

	Thirty-Nine Weeks Ended
	September 30, 2012	September 29, 2013
Cost of sales, buying and occupancy	$329	$481
Direct store expenses	95	81
Selling, general and administrative expenses	2,524	3,723

Equity-based compensation expense before income taxes	2,948	4,285
Income tax benefit	(1,303)	(1,684)

Net equity-based compensation expense	$1,645	$2,601